Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed capital ELOC	Subscribed capital PIPE 2021	Subscribed capital 2022 PIPE & RDO	Subscribed capital CMPO & 2023 PIPE	Subscribed capital Class B shares	Subscribed capital	Share premium ELOC	Share premium PIPE 2021	Share premium 2022 PIPE & RDO	Share premium CMPO & 2023 PIPE	Share premium Class B shares	Share premium	Other capital reserves 2022 PIPE & RDO	Other capital reserves	Treasury shares Class B shares	Treasury shares	Accumulated loss	Currency translation reserve	Remeasurement of defined pension benefit obligation	ELOC	PIPE 2021	2022 PIPE & RDO	CMPO & 2023 PIPE	Class B shares	Total
Beginning balance at Dec. 31, 2020						€ 29,550						€ 224,359		€ 110,055		€ (25)	€ (306,098)	€ 39	€ (158)						€ 57,722
Loss for the year																	(411,036)								(411,036)
Other comprehensive income / (loss)																		44	162						206
Total comprehensive income / (loss)																	(411,036)	44	162						(410,830)
Share-based payment awards														53,350											53,350
Convertible loans						2,464						127,813		(34,084)											96,193
Reorganization						2,724						51,116		111,109		(81)									164,868
Share capital increase		€ 5,400						€ 375,808													€ 381,208
Share buy-back												45				(45)
Ending balance at Dec. 31, 2021						40,138						779,141		240,430		(151)	(717,134)	83	4						342,511
Loss for the year																	(253,064)								(253,064)
Other comprehensive income / (loss)																		33	28						61
Total comprehensive income / (loss)																	(253,064)	33	28						(253,003)
Share-based payment awards														27,380											27,380
Convertible loans						1,303					€ 126	207		(2,072)	€ (126)										(562)
Reorganization						0						0													0
Share capital increase	€ (674)		€ 10,983				€ (12,520)		€ 50,095				€ 11,916							€ (13,194)		€ 72,994
Share buy-back					€ 6						108				(108)									€ 6
Sale of treasury shares held by consolidated entity												877				106									983
Ending balance at Dec. 31, 2022						53,104						843,074		277,654		(279)	(970,198)	116	32						203,503
Loss for the year																	(389,119)								(389,119)
Other comprehensive income / (loss)																		(60)	22						(38)
Total comprehensive income / (loss)																	(389,119)	(60)	22						(389,157)
Share-based payment awards														22,805											22,805
Convertible loans						1,471					€ 84	0		(1,510)	(84)										(39)
Share capital increase				€ 9,046						€ 81,387													€ 90,433
Initial recognition of May 2023 Warrants														82,829											82,829
Exercise of May 2023 Warrants			€ 2,453						€ 24,231													€ 26,684
Cancellation of issued shares					€ (194)	(194)									€ 194	(194)
Reduction in nominal value of Class A, B and C shares						(60,152)						59,983				€ 169
Ending balance at Dec. 31, 2023						€ 5,728						€ 1,008,759		€ 381,778			€ (1,359,317)	€ 56	€ 54						€ 37,058